CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SUNLIGHT FINANCIAL LLC
Revenue	$ 69,564,000	$ 53,184,000
Costs and Expenses.
Cost of revenues (exclusive of items shown separately below)	13,711,000	13,022,000
Compensation and benefits	26,174,000	20,917,000
Selling, general, and administrative	3,806,000	4,471,000
Property and technology	4,304,000	3,584,000
Depreciation and amortization	3,231,000	2,676,000
Provision for losses	1,350,000	725,000
Management fees to affiliate	400,000	400,000
Costs and Expenses	52,976,000	45,795,000
Loss from operations	16,588,000	7,389,000
Other Income (Expense), Net
Interest income	520,000	560,000
Interest expense	(829,000)	(758,000)
Change in fair value of warrant liabilities	(5,510,000)	(114,000)
Change in fair value of contract derivative, net	1,435,000	0
Realized gains on contract derivatives, net	103,000	0
Other realized losses, net	(171,000)	(204,000)
Other income (expense)	(634,000)	17,000
Business combination expenses	(878,000)	0
Nonoperating Income (Expense)	(5,964,000)	(499,000)
Net loss	$ 10,624,000	$ 6,890,000